Revenue Recognition (Schedule of Changes in deferred revenue) (Details) - USD ($) $ in Thousands		Mar. 31, 2018	Dec. 31, 2017
Revenue Recognition [Abstract]
Deferred revenue	[1]	$ 70,200	$ 68,108

[1]	Includes $15.1 million and $15.2 million under long term deferred revenue in the Company's consolidated balance sheets as of March 31, 2018 and December 31, 2017, respectively.